RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 — RELATED PARTY TRANSACTIONS

a.	Name of related parties

Name of Related Party	Relationship to the Company
Choo Keam Hui	The Company’s former director and one of the directors of Starbox Berhad
Zenapp Sdn Bhd (“Zenapp”)	An entity controlled by Choo Keam Hui prior to September 20, 2021
Bizguide Corporate Service Sdn Bhd	An entity controlled by Khoo Kien Hoe, the CFO and executive director of Starbox Group
KH Advisory Sdn Bhd	An entity controlled by Khoo Kien Hoe, the CFO and executive director of Starbox Group
VE Services	An entity controlled by Choo Teck Hong, one of the Company’s beneficial shareholders, a director of Starbox Berhad, and a sibling of Choo Keam Hui
Chan Chee Hong	Director, chief executive officer, and shareholder of One Eighty Ltd and 180 Degrees Brandcom Sdn Bhd
Chan Foong Ming	Sister of Chan Chee Hong and director of Media Elements
180 Degrees Strategic Communications Sdn Bhd	An entity controlled by Chan Chee Hong
181 Degree Holding Sdn Bhd	An entity controlled by Chan Chee Hong
Infinity Elements Sdn Bhd	An entity controlled by Chan Foong Ming

b.	Due from related parties

Due from related parties consisted of the following:

Name	September 30, 2023	September 30, 2022
VE Services	$-	$1,473
Chan Foong Ming	1,094	-
Chan Chee Hong	45,000	-
Infinity Elements Sdn Bhd	66,187	-

Total	$112,281	$1,473

As of September 30, 2022, the balance of due from VE Services was commission receivable for referring payment solution services to VE Services. As of September 30, 2023, the balance of due from Chan Foong Ming and Chan Chee Hong were advances, and the balance of due from Infinity Elements Sdn Bhd was ordinary trade in nature between Media Elements Sdn Bhd and Infinity Elements Sdn Bhd.

c.	Due to related parties

Due to related parties consisted of the following:

Name	September 30, 2023	September 30, 2022
Bizguide Corporate Service Sdn Bhd	$1,892	$1,763
KH Advisory Sdn Bhd	937	5,598
180 Degrees Strategic Communications Sdn Bhd	132,774	-
181 Degree Holding Sdn Bhd	5,965	-
Chan Chee Hong	105,268	-
Total	$246,836	$7,361

As of September 30, 2022, the balance of due to related parties was the fee to be paid for secretarial and tax consulting services received. As of September 30, 2023, the balance of due to related parties was the fee to be paid for secretarial and tax consulting services received and advances and ordinary trade in nature between 180 Degrees Brandcom Sdn Bhd and 180 Degrees Strategic Communications Sdn Bhd.

d.	Revenue from a related party

In May 2021, the Company started to provide payment solution services to merchants by referring them to VE Services. During the fiscal year ended September 30, 2023, 2022, and 2021, the Company referred 37, 19, and 11 merchants to VE Services for payment processing and earned commission fees of $7,566, $9,575, and $1,494, respectively, which were reported as revenue from payment solution services in the consolidated financial statements.

e.	Office leases

Prior to August 2021, the Company had not directly entered into any office lease agreements. The lease expenses were paid by Zenapp on behalf of the Company, with an estimated amount of $4,200 for the fiscal year ended September 30, 2020, and approximately $3,850 for the period from October 2020 to August 2021. On August 20, 2021, the Company’s main operating subsidiaries in Malaysia started to lease office spaces from Zenapp, with an aggregate area of approximately 4,800 square feet, pursuant to three sub-tenancy agreements, each with a lease term from September 1, 2021 to August 31, 2023 and monthly rent of MYR10,000 (approximately $2,424).